OTHER INFORMATION (Details) - EUR (€) € / shares in Units, € in Thousands, shares in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Total Rights assigned to the beneficiaries
Fair value		€ 4,098,179
Weighted average price
Options granted		37,616
Options exercised
Options outstanding		37,616
Option exercisable
Share Options [Member]
IfrsStatementLineItems [Line Items]
Total Rights assigned to the beneficiaries	893,495
Restricted Shares [Member]
IfrsStatementLineItems [Line Items]
Total Rights assigned to the beneficiaries	894,562
Fair value		€ 3,658,832
Weighted average price		€ 4.31
Options granted		89,456
Options exercised
Options outstanding		89,456
Option exercisable
Shares Options [Member]
IfrsStatementLineItems [Line Items]
Fair value		€ 1,096,108
Weighted average price		€ 1.42
Options granted		89,350
Options exercised
Options outstanding		89,350
Option exercisable